Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2020	Mar. 31, 2022	Dec. 31, 2020
Class A
Numerator:
Allocation of net loss	$ 0	$ (256,068)
Weighted Average Number of Shares Outstanding, Basic	0	6,881,490
Denominator:
Weighted-average shares outstanding	0	6,881,490
Earnings Per Share, Basic	$ 0	$ (0.04)	$ 0
Basic and diluted net loss per share	$ 0	$ (0.04)	0
Class B
Numerator:
Allocation of net loss	$ 9,672	$ (116,096)
Weighted Average Number of Shares Outstanding, Basic	0	3,141,695
Denominator:
Weighted-average shares outstanding	0	3,141,695
Earnings Per Share, Basic	$ 0	$ (0.04)	0
Basic and diluted net loss per share	$ 0	$ (0.04)	$ 0